Document And Entity Information	Jun. 19, 2025
Document Information [Line Items]
Entity, Registrant Name	PUMA BIOTECHNOLOGY, INC.
Document, Type	8-K
Document, Period End Date	Jun. 19, 2025
Current Fiscal Year End Date	--12-31
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35703
Entity, Tax Identification Number	77-0683487
Entity, Address, Address Line One	10880 Wilshire Boulevard, Suite 2150
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90024
City Area Code	424
Local Phone Number	248-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PBYI
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001401667